Related party transactions	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Related party transactions	Related party transactions
28.1.    Related party
Our related party transactions comprise of expenses for use of intellectual property, borrowings, and sublease. We may also incur other expenses with related parties in the ordinary course of business, which are included in the consolidated financial statements. We have the following related parties during the years ended December 31, 2025, 2024 and 2023:

Relationship	Company name
Controlling shareholder	DoubleU Games Co., Ltd
Subsidiaries of the controlling shareholder	Paxie Games Oyun ve Yazilim A.S., Wind Games Oyun ve Yazilim A.S., Studio Sky Oyun ve Yazilim A.S., Kite Games Oyun ve Yazilim A.S.
28.2.    Transactions with related party
The following is a summary of expenses charged by DoubleU Games (in thousands):

	Year ended December 31,
	2025	2024	2023
Royalty expense	$1,573	$2,314	$2,565
Other expense	6	6	2

28.3    Account balances with related party
Amounts due to DoubleU Games are as follows (in thousands):

	December 31, 2025	December 31, 2024
Accounts payable and accrued expenses	$1,571	$1,958
Other receivables	6	3
28.4.    Borrowing transactions with related party
Details of our borrowing transactions with DoubleU Games are as follows (in thousands):

	December 31, 2025	December 31, 2024
4.6% Senior notes with related party	$34,846	$34,014
Accrued interest on 4.6% Senior Notes with related party	2,562	936

	Year ended December 31,
	2025	2024	2023
Payments	$—	$9,655	$—
Interest expenses	1,617	1,682	1,762
28.5.    Lease transactions with related party
Details of our lease transaction with DoubleU Games are as follows (in thousands):

	December 31, 2025	December 31, 2024
Right-of-use assets	$1,682	$2,238
Lease liabilities	1,797	2,335

	Year ended December 31,
	2025	2024	2023
Payments	$694	$1,076	$1,384
Interest expenses	94	243	111
28.6.    Key management personnel compensation
The compensation for the key management personnel (registered directors) for the years ended December 31, 2025, 2024 and 2023 is as follows (in thousands):

	Year ended December 31,
	2025	2024	2023
Wages and salaries, incentives	$1,757	$2,273	$2,657
Expenses related to retirement benefits	73	27	91
Total	$1,830	$2,300	$2,748

28.7.    Guarantees received from related party
The payment guarantees provided by DoubleU Games for the benefit of the Company as of December 31, 2025 are as follows:

Beneficiary	Description	Financial Institution	Amount
WHOW Games GmbH	Credit Line Guarantee	Citibank Europe PLC	EUR	120,000.00